Income Taxes (Deferred Income Taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Aggregate Deferred Income Tax [Abstract]
Deferred tax assets	$ 29,055	$ 23,998
Deferred tax liabilities	(23,703)	(21,994)
Net deferred income assets (liability)	5,352	2,004
GE
Aggregate Deferred Income Tax [Abstract]
Deferred tax assets	19,942	15,284
Deferred tax liabilities	(11,170)	(10,223)
Net deferred income assets (liability)	8,772	5,061
GECC
Aggregate Deferred Income Tax [Abstract]
Deferred tax assets	9,113	8,714
Deferred tax liabilities	(12,533)	(11,771)
Net deferred income assets (liability)	$ (3,420)	$ (3,057)